Earnings Per Share - Summary of Calculation of Basic and Diluted Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Earnings per share [abstract]
Net profit for the year attributable to owners of the Company (millions of yen)	¥ 24,383	¥ 38,352	¥ 27,458
Weighted average number of ordinary shares for basic earnings per share (thousands of shares)	200,694	195,905	195,904
Effects of dilution from stock options (thousands of shares)	95	73	56
Weighted average number of ordinary shares adjusted for the effect of dilution (thousands of shares)	200,789	195,978	195,960
Basic earnings per share (yen)	¥ 121.49	¥ 195.77	¥ 140.16
Diluted earnings per share (yen)	¥ 121.43	¥ 195.69	¥ 140.12